UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1 – Schedule of Investments.

AMERISTOCK MUTUAL FUND, INC.

QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2007     (UNAUDITED)

			Shares or
			Principal	Market
Industry	Company	Symbol	Amount	Value
Common Stocks 96.20%

Banking 16.30%	Bank of America Corp.	BAC	417,754	$21,313,809
	CitiGroup Inc.	C	431,816	22,169,434
	PNC Financial Services Group Inc.	PNC	166,686	11,996,391
	Wachovia Corp.	WB	194,300	10,696,215
	Washington Mutual Inc.	WM	526,000	21,239,880

Capital Goods 3.25%	The Boeing Co.	BA	37,960	3,375,023
	Caterpillar Inc.	CAT	42,400	2,842,072
	General Electric Co.	GE	317,905	11,241,121

Chemicals & Fertilizer 4.18%	Dow Chemical Co.	DOW	253,880	11,642,937
	Du Pont de Nemours & Co.	DD	217,600	10,755,968

Consumer Staples 13.83%	Coca-Cola Co.	KO	243,380	11,682,240
	Colgate-Palmolive Co.	CL	188,500	12,589,915
	McDonalds Corp.	MCD	87,700	3,950,885
	Pepsico Inc.	PEP	168,960	10,739,098
	Procter & Gamble Co.	PG	191,200	12,076,192
	Sara Lee Corp.	SLE	1,367,800	23,143,176

Diversified 2.16%	3M Co.	MMM	151,520	11,580,674

Electronics 14.25%	Dell Inc. (a)	DELL	937,700	21,764,017
	Intel Corp.	INTC	1,141,160	21,830,391
	International Business Machines	IBM	119,600	11,273,496
	Texas Instruments Inc.	TXN	717,000	21,581,700

Food 1.73%	Kellogg Co.	K	180,000	9,257,400

Healthcare 10.73%	Abbott Laboratories	ABT	206,060	11,498,148
	Bristol-Myers Squibb Co.	BMY	413,740	11,485,422
	Johnson & Johnson	JNJ	186,680	11,249,337
	Merck & Co. Inc.	MRK	276,940	12,232,440
	Pfizer Inc.	PFE	437,680	11,055,797

Insurance 4.35%	The Progressive Corp.	PGR	1,070,000	23,347,400

Oil & Gas 6.49%	BP PLC (ADR) (b)	BP	184,308	11,933,943
	ChevronTexaco Corp.	CVX	163,228	12,072,343
	Exxon Mobil Corp.	XOM	143,200	10,804,440

Retailing 4.03%	Home Depot Inc.	HD	255,595	9,390,560
	Wal-Mart Stores Inc.	WMT	260,200	12,216,390

Services - Data Processing 0.52%	Automatic Data Processing Inc.	ADP	57,600	2,787,840

Software 4.30%	Microsoft Corp.	MSFT	826,560	23,036,227

Telecommunications 6.54%	AT&T	T	274,343	10,817,345
	Comcast Corp. (a)	CMCSA	456,633	11,849,626
	Verizon Communications Inc.	VZ	327,809	12,430,517

Thrift and Mortgage 1.97%	Fannie Mae	FNM	193,370	10,554,135

Utilities 1.57%	Duke Energy Corp.	DUK	415,333	8,427,106

Total Common Stocks	(Cost $476,916,134)			$515,931,050
Total Investments - 96.20%	(Cost $476,916,134)			$515,931,050

Other Assets in Excess of Liabilities - 3.80%				20,361,255

Net Assets - 100.00%	Equivalent to $43.08 per share on 12,448,686 shares of Capital Stock Outstanding			$536,292,305

(a)  Non-Income Producing Security

(b) ADR - American Depositary Receipt

See Notes to Schedule of Investments

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer. In the absence of available quotations the securities will be priced at “fair value”. Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees. Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2007 was as follows:

Gross Appreciation (excess of value over tax cost)	$77,446,234

Gross Depreciation (excess of tax cost over value)	(38,431,318)

Net Unrealized Appreciation	$39,014,916

Cost of Investments for Income Tax Purposes	$476,916,134

Item 2 - Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive
Officer/Treasurer/Principal
Financial Officer

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive
Officer/Treasurer/Principal
Financial Officer

Date:	May 24, 2007